INCOME TAXES	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE – 15 INCOME TAXES

The provision for income taxes consisted of the following:

	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Current tax	$-	$1,172	$-	$-
Deferred tax	-	-	-	-

Income tax expense	$-	$1,172	$-	$-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company’s subsidiaries operate in different countries that are subject to taxes in the governing jurisdictions in which they operate, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, ROMA is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

BVI

LTV and Capital Summit are considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2024, 2025 AND 2026

Hong Kong

RRA is incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. RRA did not make any provisions for Hong Kong profits tax as there were no assessable profits derived from or earned in Hong Kong since inception.

Singapore

Roma (S) is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore.

The reconciliation of the differences between income tax expense computed at the Hong Kong income tax rate of 16.5% and the Company’s income tax expense recorded for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Years ended March 31,
	2024		2025		2026
	HKD	% of Pre-tax income	HKD	% of Pre-tax income	HKD	USD	% of Pre-tax income

Tax at statutory tax rate	$(963,642)	16.5%	$(4,582,368)	16.5%	$(4,507,737)	$(577,915)	16.5%
Items not subject to taxes	(10,398)	0.2%	(235,824)	0.8%	(108,130)	(13,863)	0.4%
Items not deductible from tax	33,264	(0.6)%	9,265	(0.0)%	986,288	126,447	(3.6)%
Temporary differences	4,997	(0.0)%	2,750	(0.0)%	2,842	364	(0.0)%
Tax loss utilized	-	-%	-	-%	(23,901)	(3,064)	0.1%
Valuation allowance	587,023	(10.1)%	2,635,004	(9.5)%	3,225,791	413,563	(11.8)%
Income tax rate differential(i)	348,756	(6.0)%	2,171,173	(7.8)%	424,847	54,468	(1.6)%
Under-provision from prior years	-	-%	1,172	0.0%	-	-	-%
Income tax expense and effective tax rate	$-	0.0%	$1,172	0.0%	$-	$-	0.0%

(i)	Represents the foreign income tax rate differential when compared to Hong Kong income tax rate for the years ended March 31, 2024, 2025 and 2026.

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2025 and 2026:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD
Deferred tax assets:
Net operating loss carryforwards from:
Hong Kong	$3,798,573	$5,788,708	$742,142
Singapore	212,305	188,403	24,154
Less: valuation allowance	(4,010,878)	(5,977,111)	(766,296)

	$-	$-	$-

As of March 31, 2025 and 2026, the Company incurred the aggregate of HKD24,270,506 and HKD36,191,334 (USD4,639,915) of cumulative net operating losses which can be carried forward to offset future taxable income. There is no expiry in net operating loss carryforwards under Hong Kong and Singapore tax regimes.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2024, 2025 AND 2026

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2024, 2025 and 2026 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2026.